Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000214854 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	5.40%
C000214854 | FR_BN2BZT902
Holdings [Line Items]
Percent of Total Investments	3.50%
C000214854 | FR_B0LX3Y907
Holdings [Line Items]
Percent of Total Investments	3.50%
C000214854 | FR_632217907
Holdings [Line Items]
Percent of Total Investments	3.30%
C000214854 | FR_ACI14S0Q0
Holdings [Line Items]
Percent of Total Investments	2.80%
C000214854 | FR_726829906
Holdings [Line Items]
Percent of Total Investments	2.50%
C000214854 | FR_ACI0J8B70
Holdings [Line Items]
Percent of Total Investments	2.50%
C000214854 | FR_BGRPD2902
Holdings [Line Items]
Percent of Total Investments	2.40%
C000214854 | FR_B1HMWH909
Holdings [Line Items]
Percent of Total Investments	2.00%
C000214854 | FR_ACI1X4R17
Holdings [Line Items]
Percent of Total Investments	1.90%
C000214854 | Cyprus
Holdings [Line Items]
Percent of Total Investments	3.50%
C000214854 | Georgia
Holdings [Line Items]
Percent of Total Investments	4.40%
C000214854 | South Africa
Holdings [Line Items]
Percent of Total Investments	4.90%
C000214854 | Thailand
Holdings [Line Items]
Percent of Total Investments	5.20%
C000214854 | Malaysia
Holdings [Line Items]
Percent of Total Investments	6.40%
C000214854 | Poland
Holdings [Line Items]
Percent of Total Investments	9.10%
C000214854 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	10.10%
C000214854 | Taiwan
Holdings [Line Items]
Percent of Total Investments	13.30%
C000214854 | India
Holdings [Line Items]
Percent of Total Investments	15.90%
C000214854 | Greece
Holdings [Line Items]
Percent of Total Investments	17.40%
C000214852 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	5.40%
C000214852 | FR_BN2BZT902
Holdings [Line Items]
Percent of Total Investments	3.50%
C000214852 | FR_B0LX3Y907
Holdings [Line Items]
Percent of Total Investments	3.50%
C000214852 | FR_632217907
Holdings [Line Items]
Percent of Total Investments	3.30%
C000214852 | FR_ACI14S0Q0
Holdings [Line Items]
Percent of Total Investments	2.80%
C000214852 | FR_726829906
Holdings [Line Items]
Percent of Total Investments	2.50%
C000214852 | FR_ACI0J8B70
Holdings [Line Items]
Percent of Total Investments	2.50%
C000214852 | FR_BGRPD2902
Holdings [Line Items]
Percent of Total Investments	2.40%
C000214852 | FR_B1HMWH909
Holdings [Line Items]
Percent of Total Investments	2.00%
C000214852 | FR_ACI1X4R17
Holdings [Line Items]
Percent of Total Investments	1.90%
C000214852 | Cyprus
Holdings [Line Items]
Percent of Total Investments	3.50%
C000214852 | Georgia
Holdings [Line Items]
Percent of Total Investments	4.40%
C000214852 | South Africa
Holdings [Line Items]
Percent of Total Investments	4.90%
C000214852 | Thailand
Holdings [Line Items]
Percent of Total Investments	5.20%
C000214852 | Malaysia
Holdings [Line Items]
Percent of Total Investments	6.40%
C000214852 | Poland
Holdings [Line Items]
Percent of Total Investments	9.10%
C000214852 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	10.10%
C000214852 | Taiwan
Holdings [Line Items]
Percent of Total Investments	13.30%
C000214852 | India
Holdings [Line Items]
Percent of Total Investments	15.90%
C000214852 | Greece
Holdings [Line Items]
Percent of Total Investments	17.40%
C000118372 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	9.10%
C000118372 | FR_BMMV2K903
Holdings [Line Items]
Percent of Total Investments	5.90%
C000118372 | FR_677172009
Holdings [Line Items]
Percent of Total Investments	5.40%
C000118372 | FR_BK1N46907
Holdings [Line Items]
Percent of Total Investments	3.10%
C000118372 | FR_ACI06DSC4
Holdings [Line Items]
Percent of Total Investments	3.10%
C000118372 | FR_245877006
Holdings [Line Items]
Percent of Total Investments	2.90%
C000118372 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Total Investments	2.90%
C000118372 | FR_620512905
Holdings [Line Items]
Percent of Total Investments	2.80%
C000118372 | FR_B3DF0Y902
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118372 | FR_BP3R44900
Holdings [Line Items]
Percent of Total Investments	2.30%
C000118372 | South Africa
Holdings [Line Items]
Percent of Total Investments	5.40%
C000118372 | Taiwan
Holdings [Line Items]
Percent of Total Investments	15.90%
C000118372 | India
Holdings [Line Items]
Percent of Total Investments	14.90%
C000118372 | Canada
Holdings [Line Items]
Percent of Total Investments	2.20%
C000118372 | Singapore
Holdings [Line Items]
Percent of Total Investments	2.50%
C000118372 | Hungary
Holdings [Line Items]
Percent of Total Investments	3.10%
C000118372 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	4.70%
C000118372 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.10%
C000118372 | South Korea
Holdings [Line Items]
Percent of Total Investments	10.80%
C000118372 | China
Holdings [Line Items]
Percent of Total Investments	24.10%
C000118373 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	9.10%
C000118373 | FR_BMMV2K903
Holdings [Line Items]
Percent of Total Investments	5.90%
C000118373 | FR_677172009
Holdings [Line Items]
Percent of Total Investments	5.40%
C000118373 | FR_BK1N46907
Holdings [Line Items]
Percent of Total Investments	3.10%
C000118373 | FR_ACI06DSC4
Holdings [Line Items]
Percent of Total Investments	3.10%
C000118373 | FR_245877006
Holdings [Line Items]
Percent of Total Investments	2.90%
C000118373 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Total Investments	2.90%
C000118373 | FR_620512905
Holdings [Line Items]
Percent of Total Investments	2.80%
C000118373 | FR_B3DF0Y902
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118373 | FR_BP3R44900
Holdings [Line Items]
Percent of Total Investments	2.30%
C000118373 | South Africa
Holdings [Line Items]
Percent of Total Investments	5.40%
C000118373 | Taiwan
Holdings [Line Items]
Percent of Total Investments	15.90%
C000118373 | India
Holdings [Line Items]
Percent of Total Investments	14.90%
C000118373 | Canada
Holdings [Line Items]
Percent of Total Investments	2.20%
C000118373 | Singapore
Holdings [Line Items]
Percent of Total Investments	2.50%
C000118373 | Hungary
Holdings [Line Items]
Percent of Total Investments	3.10%
C000118373 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	4.70%
C000118373 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.10%
C000118373 | South Korea
Holdings [Line Items]
Percent of Total Investments	10.80%
C000118373 | China
Holdings [Line Items]
Percent of Total Investments	24.10%
C000118374 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	9.10%
C000118374 | FR_BMMV2K903
Holdings [Line Items]
Percent of Total Investments	5.90%
C000118374 | FR_677172009
Holdings [Line Items]
Percent of Total Investments	5.40%
C000118374 | FR_BK1N46907
Holdings [Line Items]
Percent of Total Investments	3.10%
C000118374 | FR_ACI06DSC4
Holdings [Line Items]
Percent of Total Investments	3.10%
C000118374 | FR_245877006
Holdings [Line Items]
Percent of Total Investments	2.90%
C000118374 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Total Investments	2.90%
C000118374 | FR_620512905
Holdings [Line Items]
Percent of Total Investments	2.80%
C000118374 | FR_B3DF0Y902
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118374 | FR_BP3R44900
Holdings [Line Items]
Percent of Total Investments	2.30%
C000118374 | South Africa
Holdings [Line Items]
Percent of Total Investments	5.40%
C000118374 | Taiwan
Holdings [Line Items]
Percent of Total Investments	15.90%
C000118374 | India
Holdings [Line Items]
Percent of Total Investments	14.90%
C000118374 | Canada
Holdings [Line Items]
Percent of Total Investments	2.20%
C000118374 | Singapore
Holdings [Line Items]
Percent of Total Investments	2.50%
C000118374 | Hungary
Holdings [Line Items]
Percent of Total Investments	3.10%
C000118374 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	4.70%
C000118374 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.10%
C000118374 | South Korea
Holdings [Line Items]
Percent of Total Investments	10.80%
C000118374 | China
Holdings [Line Items]
Percent of Total Investments	24.10%
C000199810 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	9.10%
C000199810 | FR_BMMV2K903
Holdings [Line Items]
Percent of Total Investments	5.90%
C000199810 | FR_677172009
Holdings [Line Items]
Percent of Total Investments	5.40%
C000199810 | FR_BK1N46907
Holdings [Line Items]
Percent of Total Investments	3.10%
C000199810 | FR_ACI06DSC4
Holdings [Line Items]
Percent of Total Investments	3.10%
C000199810 | FR_245877006
Holdings [Line Items]
Percent of Total Investments	2.90%
C000199810 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Total Investments	2.90%
C000199810 | FR_620512905
Holdings [Line Items]
Percent of Total Investments	2.80%
C000199810 | FR_B3DF0Y902
Holdings [Line Items]
Percent of Total Investments	2.40%
C000199810 | FR_BP3R44900
Holdings [Line Items]
Percent of Total Investments	2.30%
C000199810 | South Africa
Holdings [Line Items]
Percent of Total Investments	5.40%
C000199810 | Taiwan
Holdings [Line Items]
Percent of Total Investments	15.90%
C000199810 | India
Holdings [Line Items]
Percent of Total Investments	14.90%
C000199810 | Canada
Holdings [Line Items]
Percent of Total Investments	2.20%
C000199810 | Singapore
Holdings [Line Items]
Percent of Total Investments	2.50%
C000199810 | Hungary
Holdings [Line Items]
Percent of Total Investments	3.10%
C000199810 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	4.70%
C000199810 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.10%
C000199810 | South Korea
Holdings [Line Items]
Percent of Total Investments	10.80%
C000199810 | China
Holdings [Line Items]
Percent of Total Investments	24.10%
C000023776 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	4.90%
C000023776 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	3.90%
C000023776 | FR_B288C9908
Holdings [Line Items]
Percent of Total Investments	3.70%
C000023776 | FR_098952906
Holdings [Line Items]
Percent of Total Investments	3.70%
C000023776 | FR_572797900
Holdings [Line Items]
Percent of Total Investments	3.50%
C000023776 | FR_BD6K45906
Holdings [Line Items]
Percent of Total Investments	3.40%
C000023776 | FR_B4TX8S909
Holdings [Line Items]
Percent of Total Investments	3.30%
C000023776 | FR_BP6KMJ909
Holdings [Line Items]
Percent of Total Investments	3.30%
C000023776 | FR_ACI08PVG2
Holdings [Line Items]
Percent of Total Investments	3.10%
C000023776 | FR_B24CGK904
Holdings [Line Items]
Percent of Total Investments	3.10%
C000023776 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	3.30%
C000023776 | United States
Holdings [Line Items]
Percent of Total Investments	3.40%
C000023776 | Denmark
Holdings [Line Items]
Percent of Total Investments	5.00%
C000023776 | Netherlands
Holdings [Line Items]
Percent of Total Investments	7.00%
C000023776 | Germany
Holdings [Line Items]
Percent of Total Investments	7.20%
C000023776 | Switzerland
Holdings [Line Items]
Percent of Total Investments	8.20%
C000023776 | Japan
Holdings [Line Items]
Percent of Total Investments	8.40%
C000023776 | Spain
Holdings [Line Items]
Percent of Total Investments	8.80%
C000023776 | France
Holdings [Line Items]
Percent of Total Investments	12.90%
C000023776 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	22.40%
C000023778 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	4.90%
C000023778 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	3.90%
C000023778 | FR_B288C9908
Holdings [Line Items]
Percent of Total Investments	3.70%
C000023778 | FR_098952906
Holdings [Line Items]
Percent of Total Investments	3.70%
C000023778 | FR_572797900
Holdings [Line Items]
Percent of Total Investments	3.50%
C000023778 | FR_BD6K45906
Holdings [Line Items]
Percent of Total Investments	3.40%
C000023778 | FR_B4TX8S909
Holdings [Line Items]
Percent of Total Investments	3.30%
C000023778 | FR_BP6KMJ909
Holdings [Line Items]
Percent of Total Investments	3.30%
C000023778 | FR_ACI08PVG2
Holdings [Line Items]
Percent of Total Investments	3.10%
C000023778 | FR_B24CGK904
Holdings [Line Items]
Percent of Total Investments	3.10%
C000023778 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	3.30%
C000023778 | United States
Holdings [Line Items]
Percent of Total Investments	3.40%
C000023778 | Denmark
Holdings [Line Items]
Percent of Total Investments	5.00%
C000023778 | Netherlands
Holdings [Line Items]
Percent of Total Investments	7.00%
C000023778 | Germany
Holdings [Line Items]
Percent of Total Investments	7.20%
C000023778 | Switzerland
Holdings [Line Items]
Percent of Total Investments	8.20%
C000023778 | Japan
Holdings [Line Items]
Percent of Total Investments	8.40%
C000023778 | Spain
Holdings [Line Items]
Percent of Total Investments	8.80%
C000023778 | France
Holdings [Line Items]
Percent of Total Investments	12.90%
C000023778 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	22.40%
C000023779 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	4.90%
C000023779 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	3.90%
C000023779 | FR_B288C9908
Holdings [Line Items]
Percent of Total Investments	3.70%
C000023779 | FR_098952906
Holdings [Line Items]
Percent of Total Investments	3.70%
C000023779 | FR_572797900
Holdings [Line Items]
Percent of Total Investments	3.50%
C000023779 | FR_BD6K45906
Holdings [Line Items]
Percent of Total Investments	3.40%
C000023779 | FR_B4TX8S909
Holdings [Line Items]
Percent of Total Investments	3.30%
C000023779 | FR_BP6KMJ909
Holdings [Line Items]
Percent of Total Investments	3.30%
C000023779 | FR_ACI08PVG2
Holdings [Line Items]
Percent of Total Investments	3.10%
C000023779 | FR_B24CGK904
Holdings [Line Items]
Percent of Total Investments	3.10%
C000023779 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	3.30%
C000023779 | United States
Holdings [Line Items]
Percent of Total Investments	3.40%
C000023779 | Denmark
Holdings [Line Items]
Percent of Total Investments	5.00%
C000023779 | Netherlands
Holdings [Line Items]
Percent of Total Investments	7.00%
C000023779 | Germany
Holdings [Line Items]
Percent of Total Investments	7.20%
C000023779 | Switzerland
Holdings [Line Items]
Percent of Total Investments	8.20%
C000023779 | Japan
Holdings [Line Items]
Percent of Total Investments	8.40%
C000023779 | Spain
Holdings [Line Items]
Percent of Total Investments	8.80%
C000023779 | France
Holdings [Line Items]
Percent of Total Investments	12.90%
C000023779 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	22.40%
C000211925 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	4.90%
C000211925 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	3.90%
C000211925 | FR_B288C9908
Holdings [Line Items]
Percent of Total Investments	3.70%
C000211925 | FR_098952906
Holdings [Line Items]
Percent of Total Investments	3.70%
C000211925 | FR_572797900
Holdings [Line Items]
Percent of Total Investments	3.50%
C000211925 | FR_BD6K45906
Holdings [Line Items]
Percent of Total Investments	3.40%
C000211925 | FR_B4TX8S909
Holdings [Line Items]
Percent of Total Investments	3.30%
C000211925 | FR_BP6KMJ909
Holdings [Line Items]
Percent of Total Investments	3.30%
C000211925 | FR_ACI08PVG2
Holdings [Line Items]
Percent of Total Investments	3.10%
C000211925 | FR_B24CGK904
Holdings [Line Items]
Percent of Total Investments	3.10%
C000211925 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	3.30%
C000211925 | United States
Holdings [Line Items]
Percent of Total Investments	3.40%
C000211925 | Denmark
Holdings [Line Items]
Percent of Total Investments	5.00%
C000211925 | Netherlands
Holdings [Line Items]
Percent of Total Investments	7.00%
C000211925 | Germany
Holdings [Line Items]
Percent of Total Investments	7.20%
C000211925 | Switzerland
Holdings [Line Items]
Percent of Total Investments	8.20%
C000211925 | Japan
Holdings [Line Items]
Percent of Total Investments	8.40%
C000211925 | Spain
Holdings [Line Items]
Percent of Total Investments	8.80%
C000211925 | France
Holdings [Line Items]
Percent of Total Investments	12.90%
C000211925 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	22.40%
C000047589 | FR_ACI08PVG2
Holdings [Line Items]
Percent of Total Investments	1.50%
C000047589 | FR_BW0BGZ901
Holdings [Line Items]
Percent of Total Investments	1.90%
C000047589 | FR_BF4X3P902
Holdings [Line Items]
Percent of Total Investments	1.80%
C000047589 | FR_018266908
Holdings [Line Items]
Percent of Total Investments	1.80%
C000047589 | FR_677678005
Holdings [Line Items]
Percent of Total Investments	1.60%
C000047589 | FR_BNBNSG902
Holdings [Line Items]
Percent of Total Investments	1.60%
C000047589 | FR_BN3ZZ5900
Holdings [Line Items]
Percent of Total Investments	1.60%
C000047589 | FR_BYP20B900
Holdings [Line Items]
Percent of Total Investments	1.50%
C000047589 | FR_037184900
Holdings [Line Items]
Percent of Total Investments	1.50%
C000047589 | FR_B63QSB902
Holdings [Line Items]
Percent of Total Investments	1.50%
C000047589 | Canada
Holdings [Line Items]
Percent of Total Investments	3.80%
C000047589 | United States
Holdings [Line Items]
Percent of Total Investments	7.10%
C000047589 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.90%
C000047589 | Germany
Holdings [Line Items]
Percent of Total Investments	2.90%
C000047589 | Japan
Holdings [Line Items]
Percent of Total Investments	24.70%
C000047589 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	24.40%
C000047589 | Belgium
Holdings [Line Items]
Percent of Total Investments	2.40%
C000047589 | Sweden
Holdings [Line Items]
Percent of Total Investments	4.20%
C000047589 | Italy
Holdings [Line Items]
Percent of Total Investments	7.20%
C000047589 | Australia
Holdings [Line Items]
Percent of Total Investments	7.60%
C000047591 | FR_ACI08PVG2
Holdings [Line Items]
Percent of Total Investments	1.50%
C000047591 | FR_BW0BGZ901
Holdings [Line Items]
Percent of Total Investments	1.90%
C000047591 | FR_BF4X3P902
Holdings [Line Items]
Percent of Total Investments	1.80%
C000047591 | FR_018266908
Holdings [Line Items]
Percent of Total Investments	1.80%
C000047591 | FR_677678005
Holdings [Line Items]
Percent of Total Investments	1.60%
C000047591 | FR_BNBNSG902
Holdings [Line Items]
Percent of Total Investments	1.60%
C000047591 | FR_BN3ZZ5900
Holdings [Line Items]
Percent of Total Investments	1.60%
C000047591 | FR_BYP20B900
Holdings [Line Items]
Percent of Total Investments	1.50%
C000047591 | FR_037184900
Holdings [Line Items]
Percent of Total Investments	1.50%
C000047591 | FR_B63QSB902
Holdings [Line Items]
Percent of Total Investments	1.50%
C000047591 | Canada
Holdings [Line Items]
Percent of Total Investments	3.80%
C000047591 | United States
Holdings [Line Items]
Percent of Total Investments	7.10%
C000047591 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.90%
C000047591 | Germany
Holdings [Line Items]
Percent of Total Investments	2.90%
C000047591 | Japan
Holdings [Line Items]
Percent of Total Investments	24.70%
C000047591 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	24.40%
C000047591 | Belgium
Holdings [Line Items]
Percent of Total Investments	2.40%
C000047591 | Sweden
Holdings [Line Items]
Percent of Total Investments	4.20%
C000047591 | Italy
Holdings [Line Items]
Percent of Total Investments	7.20%
C000047591 | Australia
Holdings [Line Items]
Percent of Total Investments	7.60%
C000047592 | FR_ACI08PVG2
Holdings [Line Items]
Percent of Total Investments	1.50%
C000047592 | FR_BW0BGZ901
Holdings [Line Items]
Percent of Total Investments	1.90%
C000047592 | FR_BF4X3P902
Holdings [Line Items]
Percent of Total Investments	1.80%
C000047592 | FR_018266908
Holdings [Line Items]
Percent of Total Investments	1.80%
C000047592 | FR_677678005
Holdings [Line Items]
Percent of Total Investments	1.60%
C000047592 | FR_BNBNSG902
Holdings [Line Items]
Percent of Total Investments	1.60%
C000047592 | FR_BN3ZZ5900
Holdings [Line Items]
Percent of Total Investments	1.60%
C000047592 | FR_BYP20B900
Holdings [Line Items]
Percent of Total Investments	1.50%
C000047592 | FR_037184900
Holdings [Line Items]
Percent of Total Investments	1.50%
C000047592 | FR_B63QSB902
Holdings [Line Items]
Percent of Total Investments	1.50%
C000047592 | Canada
Holdings [Line Items]
Percent of Total Investments	3.80%
C000047592 | United States
Holdings [Line Items]
Percent of Total Investments	7.10%
C000047592 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.90%
C000047592 | Germany
Holdings [Line Items]
Percent of Total Investments	2.90%
C000047592 | Japan
Holdings [Line Items]
Percent of Total Investments	24.70%
C000047592 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	24.40%
C000047592 | Belgium
Holdings [Line Items]
Percent of Total Investments	2.40%
C000047592 | Sweden
Holdings [Line Items]
Percent of Total Investments	4.20%
C000047592 | Italy
Holdings [Line Items]
Percent of Total Investments	7.20%
C000047592 | Australia
Holdings [Line Items]
Percent of Total Investments	7.60%
C000211125 | FR_ACI08PVG2
Holdings [Line Items]
Percent of Total Investments	1.50%
C000211125 | FR_BW0BGZ901
Holdings [Line Items]
Percent of Total Investments	1.90%
C000211125 | FR_BF4X3P902
Holdings [Line Items]
Percent of Total Investments	1.80%
C000211125 | FR_018266908
Holdings [Line Items]
Percent of Total Investments	1.80%
C000211125 | FR_677678005
Holdings [Line Items]
Percent of Total Investments	1.60%
C000211125 | FR_BNBNSG902
Holdings [Line Items]
Percent of Total Investments	1.60%
C000211125 | FR_BN3ZZ5900
Holdings [Line Items]
Percent of Total Investments	1.60%
C000211125 | FR_BYP20B900
Holdings [Line Items]
Percent of Total Investments	1.50%
C000211125 | FR_037184900
Holdings [Line Items]
Percent of Total Investments	1.50%
C000211125 | FR_B63QSB902
Holdings [Line Items]
Percent of Total Investments	1.50%
C000211125 | Canada
Holdings [Line Items]
Percent of Total Investments	3.80%
C000211125 | United States
Holdings [Line Items]
Percent of Total Investments	7.10%
C000211125 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.90%
C000211125 | Germany
Holdings [Line Items]
Percent of Total Investments	2.90%
C000211125 | Japan
Holdings [Line Items]
Percent of Total Investments	24.70%
C000211125 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	24.40%
C000211125 | Belgium
Holdings [Line Items]
Percent of Total Investments	2.40%
C000211125 | Sweden
Holdings [Line Items]
Percent of Total Investments	4.20%
C000211125 | Italy
Holdings [Line Items]
Percent of Total Investments	7.20%
C000211125 | Australia
Holdings [Line Items]
Percent of Total Investments	7.60%
C000023780 | FR_038336103
Holdings [Line Items]
Percent of Total Investments	3.50%
C000023780 | FR_620076307
Holdings [Line Items]
Percent of Total Investments	3.40%
C000023780 | FR_892672106
Holdings [Line Items]
Percent of Total Investments	3.00%
C000023780 | FR_258278100
Holdings [Line Items]
Percent of Total Investments	2.80%
C000023780 | FR_512816109
Holdings [Line Items]
Percent of Total Investments	2.70%
C000023780 | FR_216648501
Holdings [Line Items]
Percent of Total Investments	2.70%
C000023780 | FR_29472R108
Holdings [Line Items]
Percent of Total Investments	2.60%
C000023780 | FR_217204106
Holdings [Line Items]
Percent of Total Investments	2.60%
C000023780 | FR_031100100
Holdings [Line Items]
Percent of Total Investments	2.50%
C000023780 | FR_125896100
Holdings [Line Items]
Percent of Total Investments	2.50%
C000023780 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000023780 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000023780 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000023780 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000023780 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000023780 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000023780 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000023780 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000023780 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000023780 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000023782 | FR_038336103
Holdings [Line Items]
Percent of Total Investments	3.50%
C000023782 | FR_620076307
Holdings [Line Items]
Percent of Total Investments	3.40%
C000023782 | FR_892672106
Holdings [Line Items]
Percent of Total Investments	3.00%
C000023782 | FR_258278100
Holdings [Line Items]
Percent of Total Investments	2.80%
C000023782 | FR_512816109
Holdings [Line Items]
Percent of Total Investments	2.70%
C000023782 | FR_216648501
Holdings [Line Items]
Percent of Total Investments	2.70%
C000023782 | FR_29472R108
Holdings [Line Items]
Percent of Total Investments	2.60%
C000023782 | FR_217204106
Holdings [Line Items]
Percent of Total Investments	2.60%
C000023782 | FR_031100100
Holdings [Line Items]
Percent of Total Investments	2.50%
C000023782 | FR_125896100
Holdings [Line Items]
Percent of Total Investments	2.50%
C000023782 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000023782 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000023782 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000023782 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000023782 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000023782 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000023782 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000023782 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000023782 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000023782 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000023783 | FR_038336103
Holdings [Line Items]
Percent of Total Investments	3.50%
C000023783 | FR_620076307
Holdings [Line Items]
Percent of Total Investments	3.40%
C000023783 | FR_892672106
Holdings [Line Items]
Percent of Total Investments	3.00%
C000023783 | FR_258278100
Holdings [Line Items]
Percent of Total Investments	2.80%
C000023783 | FR_512816109
Holdings [Line Items]
Percent of Total Investments	2.70%
C000023783 | FR_216648501
Holdings [Line Items]
Percent of Total Investments	2.70%
C000023783 | FR_29472R108
Holdings [Line Items]
Percent of Total Investments	2.60%
C000023783 | FR_217204106
Holdings [Line Items]
Percent of Total Investments	2.60%
C000023783 | FR_031100100
Holdings [Line Items]
Percent of Total Investments	2.50%
C000023783 | FR_125896100
Holdings [Line Items]
Percent of Total Investments	2.50%
C000023783 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000023783 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000023783 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000023783 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000023783 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000023783 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000023783 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000023783 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000023783 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000023783 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%